Annual Total Returns [BarChart] - LVIP BlackRock Advantage Allocation Fund - Standard Class	May 01, 2021
Bar Chart Table:
2011	0.27%
2012	11.30%
2013	14.24%
2014	4.63%
2015	(1.15%)
2016	4.65%
2017	14.33%
2018	(5.37%)
2019	16.66%
2020	13.13%